Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Central Index Key	dei_EntityCentralIndexKey	0001644419
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Jan. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2019
Prospectus Date	rr_ProspectusDate	Jan. 02, 2019
Anchor Tactical Global Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	<u>FUND SUMMARY - ANCHOR TACTICAL GLOBAL STRATEGIES FUND</u>
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating assets among various strategies based on the adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. Under normal market conditions, the Fund invests, directly or indirectly through exchange traded funds (“ETFs”) and mutual funds (together with ETFs, “Underlying Funds”), at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in exchange-traded funds and mutual funds registered and offered in the U.S with underlying holdings in country specific or regional equity markets worldwide. The Fund will invest at least 40% of its assets (plus the amount of borrowings, if any) in non-U.S. companies. The Fund primarily takes long and short positions in exchange-traded funds that are highly correlated to regional and country specific indices based on the advisor’s long, intermediate, and short-term price trends analysis. The advisor considers long term trends are those price trends measured over a period of 10 months or more; intermediate term as price trends measured over a period of three to six months; and short-term trends as price trends measured over one to five days. Such securities primarily include:

(1) Underlying Funds that primarily invest in or are otherwise exposed to domestic and worldwide markets;

(2) derivative instruments, including options, futures, and total return swaps, designed to replicate some or all of the features of an underlying portfolio of equity securities;

(3) Underlying Funds that are other U.S. or foreign equity securities of any market capitalization; and

(4) U.S. or foreign cash equivalents.

The adviser seeks to achieve the Fund’s objective by hedging the Fund’s investment portfolio when it believes security prices will decline. The adviser will hedge by:

(1) increasing allocations to cash equivalents or U.S. Treasury securities;

(2) selling short ETFs or securities the adviser believes have demonstrated a high correlation to the broader global equity indices; and

(3) purchasing inverse mutual funds or inverse ETFs. The Fund may invest in inverse funds linked to equity securities or indices when the adviser believes this strategy will provide an effective hedge for the Fund’s equity investments.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and price trends, of equity markets in an effort to achieve the Fund’s objective through proper allocation of the Fund’s portfolio securities. The adviser’s decision to buy or sell a Fund holding will be made based on adviser developed trend and risk models that evaluate current market conditions, and this analysis will guide the adviser’s determination of the appropriate exposure level to the equity market. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the equity market. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests, directly or indirectly through exchange traded funds ("ETFs") and mutual funds (together with ETFs, "Underlying Funds"), at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in exchange-traded funds and mutual funds registered and offered in the U.S with underlying holdings in country specific or regional equity markets worldwide.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Exchange-Traded Funds Risk: The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Foreign Investment Risk: The risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Fund of Funds Risk: The ability of the Fund to meet its investment objective is directly related to the ability of the ETFs in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any underlying investment vehicle will achieve its investment objectives.

Hedging Risk: Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Inverse ETF and Fund Risk: Inverse ETFs and Funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. The inverse funds in which the Fund invests may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse funds fall in price when stock prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed.

Limited History of Operations Risk: The Fund is a new mutual fund with a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Management Risk: The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Portfolio Turnover Risk: The Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Short Sales Risk: Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small and Medium Capitalization Companies: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.anchorcapitalfunds.com or by calling 1-844-594-1226.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-594-1226
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.anchorcapitalfunds.com
Anchor Tactical Global Strategies Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 915
Anchor Tactical Global Strategies Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATGSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 841

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 2.50% and 2.25% of the Fund's average daily net assets attributable to Investor Class and Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Fund's Board of Trustees on 60 days' written notice to the Fund's adviser.